UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended March 31, 2005

Check here if Amenendment [ ] ; Amendment Number:
   This Amendment  (Check on one):  [ ]   is a restatement.
                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey           May 12, 2005
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.
manager(s).)

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-__________________ ________________________________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       46

Form 13F Information Table Value Total:       268,450



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
 LYNMAR CAPITAL GROUP, INC.
          3/31/2005

                                                       VALUE        SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000 SHRS  PRN CALL  DISCRETN  MANAGERS  SOLE SHARED  NONE
3M Co.                             COM      88579Y101  5,601  65,359 SH         SOLE       NA     8,866   0   56,493
Aetna Inc.                         COM      00817Y108  5,999  80,034 SH         SOLE       NA     10,79   0   69,236
Amgen Inc.                         COM      031162100  5,107  87,731 SH         SOLE       NA     12,02   0   75,709
Analog Devices                     COM      032654105  3,409  94,318 SH         SOLE       NA     12,93   0   81,382
Apple Computer, Inc.               COM      037833100  8,030 192,704 SH         SOLE       NA     25,98   0   166,71
Avon Products Inc.                 COM      054303102  6,373 148,408 SH         SOLE       NA     20,09   0   128,31
Bank of America Corp.              COM      060505104  5,603 127,058 SH         SOLE       NA     17,13   0   109,91
Burlington Northern Santa Fe       COM      12189T104  8,111 150,398 SH         SOLE       NA     20,34   0   130,05
Capital One Financial Corp.        COM      14040H105  5,283  70,653 SH         SOLE       NA     9,388   0   61,265
Caterpillar Inc.                   COM      149123101  5,622  61,482 SH         SOLE       NA     8,275   0   53,207
Citigroup Inc.                     COM      172967101  4,776 106,276 SH         SOLE       NA     14,31   0   91,957
Coach, Inc.                        COM      189754104  4,215  74,431 SH         SOLE       NA     10,08   0   64,349
ConocoPhillips                     COM      20825C104  7,446  69,047 SH         SOLE       NA     9,316   0   59,731
Eli Lilly and Company              COM      532457108  4,960  95,192 SH         SOLE       NA     12,49   0   82,697
EOG Resources, Inc.                COM      26875P101  4,475  91,814 SH         SOLE       NA     12,41   0   79,399
Exxon Mobil Corporation            COM      30231G102  5,482  91,980 SH         SOLE       NA     12,46   0   79,518
Fortune Brands, Inc.               COM      349631101  7,358  91,260 SH         SOLE       NA     12,31   0   78,943
Genentech, Inc.                    COM      368710406  4,102  72,466 SH         SOLE       NA     9,803   0   62,663
General Dynamics Corporation       COM      369550108  2,869  26,800 SH         SOLE       NA     3,627   0   23,173
Gilead Sciences, Inc.              COM      375558103  5,761 160,922 SH         SOLE       NA     21,52   0   139,39
Ingersoll-Rand Company Ltd.        COM      G4776G101  6,540  82,111 SH         SOLE       NA     11,15   0   70,961
Johnson & Johnson                  COM      478160104  6,434  95,798 SH         SOLE       NA     12,94   0   82,855
KLA-Tencor Corporation             COM      482480100  4,625 100,518 SH         SOLE       NA     13,60   0   86,909
Lehman Brothers Holdings Inc.      COM      524908100  4,558  48,407 SH         SOLE       NA     6,382   0   42,025
Lexmark International, Inc.        COM      529771107  5,650  70,651 SH         SOLE       NA     9,571   0   61,080
Medco Health Solutions, Inc.       COM      58405U102  8,523 171,944 SH         SOLE       NA     23,09   0   148,84
Merrill Lynch & Co., Inc.          COM      590188108  7,466 131,903 SH         SOLE       NA     17,89   0   114,00
Molson Coors Brewing Co.           COM      60871R209  7,226  93,631 SH         SOLE       NA     11,95   0   81,674
Morgan Stanley                     COM      617446448  7,364 128,635 SH         SOLE       NA     17,34   0   111,29
Norfolk Southern Corp.             COM      655844108  4,600 124,158 SH         SOLE       NA     16,37   0   107,77
Northrop Grumman Corp.             COM      666807102  5,017  92,947 SH         SOLE       NA     12,58   0   80,362
Novellus Systems Inc.              COM      670008101  4,282 160,207 SH         SOLE       NA     21,99   0   138,20
Procter & Gamble                   COM      742718109  7,397 139,559 SH         SOLE       NA     18,81   0   120,74
QUALCOMM Inc.                      COM      747525103  5,521 150,714 SH         SOLE       NA     20,25   0   130,45
Research In Motion Ltd.            COM      760975102  3,569  46,699 SH         SOLE       NA     6,823   0   39,876
The Clorox Company                 COM      189054109  7,315 116,126 SH         SOLE       NA     15,75   0   100,37
The Hershey Company                COM      427866108  7,843 129,719 SH         SOLE       NA     17,43   0   112,28
TXU Corp.                          COM      873168108  5,564  69,874 SH         SOLE       NA     9,435   0   60,439
United Technologies Corp.          COM      913017109  4,916  48,362 SH         SOLE       NA     6,537   0   41,825
UnitedHealth Group Inc.            COM      91324P102  5,512  57,786 SH         SOLE       NA     7,822   0   49,964
Valero Energy Corp.                COM      91913Y100  8,489 115,862 SH         SOLE       NA     15,66   0   100,19
VERITAS Software Corp.             COM      923436109  4,089 176,113 SH         SOLE       NA     24,18   0   151,93
Wachovia Corporation               COM      929903102  5,642 110,821 SH         SOLE       NA     14,99   0   95,828
WellPoint, Inc.                    COM      94973V107  8,392  66,949 SH         SOLE       NA     9,071   0   57,878
Whole Foods Market, Inc.           COM      966837106  6,640  65,017 SH         SOLE       NA     8,788   0   56,229
Yahoo! Inc.                        COM      984332106  4,696 138,521 SH         SOLE       NA     18,71   0   119,80